Summary of Significant Accounting Policies (Details) - Schedule of contributed to the ESOP - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of contributed to the ESOP [Abstract]
Allocated shares	99,668	104,254
Shares committed to be released	9,338	9,338
Unearned shares	10,261	28,936
Total ESOP shares	119,267	142,528
Fair value of unearned shares at End of period (in Dollars)	$ 76,000	$ 195,000